Income Taxes - Deferred Tax Asset Valuation Allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Deferred Tax Asset Valuation Roll Forward
Beginning balance	$ 41,016
Addition - deferred income tax expense	3,658
Ending balance	$ 44,674